Income Tax - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Statutory federal income tax rate			21.00%	21.00%	21.00%
Income tax (benefit) computed at the statutory income tax rate			$ (33,734)	$ 16,088	$ (1,429)
State tax, net of federal benefit			(11,421)	5,439	(484)
Discontinued operations				572
Deferred taxes assets recognition for prior years			(27)	(296)	(163)
Change in valuation allowance			45,182	(21,794)	2,076
Total income tax expense	$ 38			$ 9
State tax			7.10%	7.10%	6.00%
Foreign rate different rates			0.00%	0.00%	(0.20%)
Permanent differences			0.00%	0.00%	(0.90%)
Change in valuation allowance			(28.10%)	(28.10%)	(25.90%)
Effective tax rate			0.00%	0.00%	0.00%
Income (loss) from continuing operation before income taxes	$ (26,209)	$ 103,141	$ (160,630)	$ 76,610	$ (7,378)